Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 7,105	$ 5,502
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(1,810)	(1,971)
Tax-exempt income from securities	(34)	(52)
Other	21	143
Income taxes (recoveries)	$ 5,282	$ 3,622
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	27.70%	27.70%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(7.10%)	(9.90%)
Tax-exempt income from securities	(0.10%)	(0.30%)
Other	0.10%	0.70%
Income taxes in Consolidated Statements of Income / effective tax rate	20.60%	18.20%